Fair value of financial instruments (Policies)	3 Months Ended
Mar. 31, 2018
Fair value of financial instruments [Abstract]
Fair value of financial instruments
Financial instruments measured at fair value are presented in accordance with the following level classification based on the nature of the inputs used for the calculation of fair value:

•	Level 1: Inputs are quoted prices in active markets for identical assets or liabilities.

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Level 2: Fair value is measured based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Fair value is measured based on unobservable inputs for the asset or liability.

As of March 31, 2018 and December 31, 2017, all the financial instruments measured at fair value correspond to derivatives and have been classified as Level 2, except for some Abengoa debt and equity instruments received further to the implementation of Abengoa´s restructuring agreement on March 31, 2017, classified as Level 1 (see Note 8).